Shareholder Report, Line Graph (Details) 195906_LoCorr Strategic Allocation Fund_Class I_TSR Annual {Class I} - USD ($)		12 Months Ended
	Jan. 08, 2025	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 104,606
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	100,000	$ 117,124
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Total Return Index
Accumulated Value	$ 100,000	$ 104,097